Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 4,623	$ 151	$ 5,989
Checking accounts and demand deposits	55,972,581	1,827,974	47,632,415
Cash equivalents (time deposits with original maturity of less than three months)	11,307,314	369,279	10,401,990
Cash and cash equivalents,total	$ 67,284,518	$ 2,197,404	$ 58,040,394	$ 1,895,506	$ 76,073,345	$ 51,538,071